RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 159,457	$ 91,470	$ 73,031
key management personnel [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 35,071	$ 34,581